Subsequent events - Summary of updated Firm Commitment to Purchase Asset (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		$ 2,975,408,000
2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		560,914,000
2022
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		201,544,000
2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		408,145,000
2024
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		439,433,000
2025
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		514,549,000
Thereafter
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments		$ 850,823,000
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 3,422,974
Events after reporting period [member] | 2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	49,800
Events after reporting period [member] | 2022
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	187,882
Events after reporting period [member] | 2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	383,231
Events after reporting period [member] | 2024
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	421,271
Events after reporting period [member] | 2025
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	487,348
Events after reporting period [member] | Thereafter
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 1,893,442